Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies
Schedule of contractual obligations

	Research and
Year	Development	Leases	Total
2026	$46,000	$140,017	$186,017
2027	46,000	143,117	189,117
2028	46,000	121,416	167,416
2029	46,000	—	46,000
2030	46,000	—	46,000
Total	$230,000	$404,550	$634,550